CAPITAL MANAGEMENT	12 Months Ended
Aug. 31, 2022
Capital Management [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company considers its capital to consist of long-term debt, derivative liabilities, share capital, equity reserves, accumulated other comprehensive loss, and accumulated deficit, which at August 31, 2022 is $513,166 (August 31, 2021 - $517,642). Equity reserves is comprised of any amounts recorded with respect to the recognition of share-based compensation expense (options, RSUs, or PSUs) or the fair value of warrants issued. Accumulated other comprehensive loss is entirely comprised of foreign currency translation gains and losses recorded on the Company’s investment in ACG.

The Company manages its capital structure and adjusts it based on funds available to the Company, in order to fund its growth. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.
Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative stage of the Company, is reasonable. There has been no change in how the Company manages capital during the year.